LEGAL INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure Of General Information About Financial Statements [abstract]
LEGAL INFORMATION	LEGAL INFORMATION
Legal address:
Loma Negra Compañía Industrial Argentina S.A. (hereinafter “Loma Negra”, “the Company” or “the Group”) is a corporation organized under the laws of the Argentine Republic with legal address in Boulevard Cecilia Grierson 355, 4th. Floor, City of Buenos Aires, Argentina.
Fiscal year number:
Fiscal year No. 101 beginning on January 1, 2025.
Principal business of the Company:
The Company and its subsidiaries, mentioned below, are referred to in these financial statements as “the Group”.
The main activity of the Group is the manufacturing and selling of cement and its derivatives, as well as the extraction of mineral resources that are used in the production process. At present, the Group has 8 cement factories in Argentina, in the provinces of Buenos Aires, Neuquén, San Juan and Catamarca. The Company also has mobile concrete plants adaptable to customer construction projects at all times.

The Group, through its subsidiary Cofesur S.A.U., has a controlling interest in Ferrosur Roca S.A., a company whose capital is held by Cofesur S.A.U. with 80%, the National State with a 16% interest, and 4% has been transferred by the latter to the workers through a trust created for such purpose. Ferrosur Roca S.A. operates the railway cargo network of Ferrocarril Roca under a concession granted by the Argentine government in 1993 for a term of 30 years until March 2023, which allows access of several of Loma Negra’s cement production plants to the railway network. As a result of the National Government’s decision to put an end to the existing railway concession system in Argentina and shift to an open access model with the participation of private rail operators, the National Government decided not to grant extensions to the current concession contracts in the country. However, the Ministry of Transport published several resolutions precariously extending for periods between 12 and 18 months the concessions granted to various concessionaires, including Ferrosur Roca S.A. In July 2025, following a proposal from Nuevo Central Argentino S.A. to modify the terms of its concession contract, the Ministry of Economy granted Nuevo Central Argentino S.A. a formal extension of the concession until December 21, 2032. The resolution also instructed the Undersecretariat of Rail Transport to invite the remaining concessionaires, including Ferrosur Roca S.A. and Ferroexpreso Pampeano S.A., to submit similar contractual adjustment proposals, which could result in a longer-term formal renewal. Ferrosur submitted a letter outlining several relevant issues concerning the concession, which were not answered by the administration. However, on September 10, 2025, through Resolution 52/2025 of the Secretariat of Transportation, the concession term of Ferrosur Roca S.A. was extended until September 10, 2026, or an earlier date on which a new contracting model could be established. This resolution was challenged by Ferrosur through a motion for reconsideration, in which it alleged multiple breaches by the National Government and discriminatory treatment to Ferrosur. To date, the motion remains unresolved. Furthermore, the Undersecretariat of Transportation initiated the process to analyze, coordinate, and design a new contractual framework for the relationship between the National Government and the private sector for the operation of the current section of the National Railway Network under concession to Ferrosur Roca S.A. The Group has assessed potential business scenarios, based on its intention to continue providing railway services, and no significant impact is expected as of the issuance date of these consolidated financial statements (Note 36).
The Group also controls Recycomb S.A.U., a company engaged in the treatment and recycling of industrial waste for use as fuel or raw material.
Date of registration with the Argentinian General Inspection of Justice (local regulatory agency):
•Registration of the bylaws: August 5, 1926, under No 38, Book 46.
•Last amendment registered to the bylaws: September 26, 2023, under No 16,416, book 114, Corporations Volume.
•Correlative Number of Registration with Inspección General de Justicia: 1,914,357.
•Tax identification number (CUIT): 30-50053085-1.
•Date of expiration: July 3, 2116.
Parent company:
InterCement Trading e Inversiones Argentina S.L. with 52.1409% of the Company’s capital stock and votes.
The InterCement Group underwent a reorganization process involving its controlling shareholder and some of its subsidiaries. Following an attempt to reach an agreement with its creditors through an out-of-court process, a judicial reorganization process was initiated in Brazil. On October 6, 2025, our indirect controlling shareholder, InterCement Participações S.A., announced that the Creditors' Meeting held that day approved a judicial reorganization plan that was confirmed by the bankruptcy court on December 12, 2025. Subsequently, on April 6, 2026 , we were informed that in accordance with the judicial reorganization plan, an extraordinary shareholders’ meeting of InterCement Participações S.A. approved, among other matters, a capital increase and the consequent issuance new shares, which were subscribed by certain creditors of InterCement Participações S.A. who elected to receive shares as a form of payment, and the redemption of all shares owned by Mover, its former controlling shareholder. Accordingly, while InterCement Trading e Inversiones Argentina, S.L. remains our direct controlling shareholder and continues to hold the same stake, there is no controlling shareholders of InterCement Participações S.A. See note 41.3.
Capital structure:
The Ordinary and Extraordinary General Shareholders' Meeting, held on April 25, 2023, approved, among other issues, the voluntary reduction of the Company's capital stock for a total of 12,543,339 ordinary shares, which includes 12,352,329 shares in portfolio. and 191,010 unnamed shares.
Considering the aforementioned, as of December 31, 2025, the subscribed for and paid in capital amounts to $58,348,315.10, represented by 583,483,151 book-entry common shares with a nominal value of $0.10 each, and each entitling to one vote.